Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2023
Deferred Tax Assets and Deferred Tax Liabilities
Deferred Tax Assets and Deferred Tax Liabilities

Note 18 Deferred Tax Assets and Deferred Tax Liabilities

	Deferred Tax	Deferred Tax
Deferred tax assets and liabilities as of December 31, 2023	Assets	Liabilities	Net
Intangible assets	—	(59,487)	(59,487)
Tangible assets	—	(608)	(608)
Lease assets	—	(2,198)	(2,198)
Lease liabilities	2,465	—	2,465
Other liabilities	3,516	—	3,516
Personnel-related items	20,931	—	20,931
Tax loss carried forward	17,846	—	17,846
Other items	2,209	—	2,209
Total	46,967	(62,293)	(15,326)
Offsetting	(20,652)	20,652	—
Tax assets/liabilities, net	26,315	(41,641)	(15,326)

Tax losses carried forward of SEK 17,846 have been recognized as deferred tax assets in the statement of financial position as of December 31, 2023 due to future temporary differences that such asset can be used to offset.

For information regarding recognition of deferred tax losses, see Note 13 Income Tax Expense.

Change in deferred tax, 2023	Cost at Opening Balance	Recognized in Profit or Loss	Exchange Differences	Cost at Closing Balance
Intangible assets	(56,789)	765	(3,463)	(59,487)
Tangible assets	(766)	136	22	(608)
Lease assets	(3,060)	788	74	(2,198)
Lease liabilities	3,442	(894)	(83)	2,465
Other liabilities	3,218	444	(146)	3,516
Personnel-related items	10,653	11,289	(1,011)	20,931
Tax loss carried forward	17,037	(229)	1,038	17,846
Other items	311	2,017	(119)	2,209
Total	(25,954)	14,316	(3,688)	(15,326)

	Deferred Tax	Deferred Tax
Deferred tax assets and liabilities as of December 31, 2022	Assets	Liabilities	Net
Intangible assets	—	(56,789)	(56,789)
Tangible assets	—	(766)	(766)
Lease assets	—	(3,060)	(3,060)
Lease liabilities	3,442	—	3,442
Other liabilities	3,218	—	3,218
Personnel related items	10,653	—	10,653
Tax loss carried forward	17,037	—	17,037
Other items	311	—	311
Total	34,661	(60,615)	(25,954)
Offsetting	(20,863)	20,863	—
Tax assets/liabilities, net	13,798	(39,752)	(25,954)

Tax losses carried forward of SEK 17,037 have been recognized as deferred tax assets in the statement of financial position as of December 31, 2022 due to future temporary differences that such asset can be used to offset.

For information regarding recognition of deferred tax losses, see Note 13 Income Tax Expense.

Change in deferred tax, 2022	Cost at Opening Balance	Recognized in Profit or Loss	Exchange Differences	Cost at Closing Balance
Intangible assets	(46,175)	—	(10,614)	(56,789)
Tangible assets	(238)	(477)	(51)	(766)
Lease assets	(2,672)	23	(411)	(3,060)
Lease liabilities	2,942	45	455	3,442
Other liabilities	—	3,122	96	3,218
Personnel-related items	4,140	5,699	814	10,653
Tax loss carried forward	15,319	—	1,718	17,037
Other items	23	276	12	311
Total	(26,661)	8,688	(7,981)	(25,954)